Offerings - Offering: 1	Feb. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	5,914,508
Proposed Maximum Offering Price per Unit	39.87
Maximum Aggregate Offering Price	$ 235,811,433.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,565.56
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement on Form S-8 (Registration Statement) shall also cover any additional shares of the common stock, $0.0001 par value per share (Common Stock) of Moderna, Inc. (the Registrant) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrants receipt of consideration that results in an increase in the number of the outstanding shares of the Registrants Common Stock. (2) Represents additional shares of the Registrants Common Stock automatically reserved and available for issuance under the Moderna, Inc. 2018 Stock Option and Incentive Plan (the 2018 Plan) resulting from the annual evergreen increase in the number of authorized shares reserved and available for issuance under the 2018 Plan on January 1, 2026. The annual increase was equal to one and a half percent (1.5%) of the number of shares of Common Stock issued and outstanding on December 31, 2025. Shares available for issuance under the 2018 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on December 7, 2018 (File No. 333-228718), March 13, 2019 (File No. 333-230245), February 27, 2020 (File No. 333-236713), February 23, 2024 (File No. 333-277318), and February 21, 2025 (File No. 333-285106). (3) Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $39.87 was computed by averaging the $40.91 (high) and $38.82 (low) prices of a share of the Registrants Common Stock as reported on The Nasdaq Global Select Market on February 12, 2026.